Financial Instruments - Schedule of Liquidity Risk (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		R$ 61,284	R$ 47,133
Other liabilities		775	852
Loans and financing		2,887	5,289
Debentures(i)	[1]	40,740	51,197
Deferred and contingent consideration		277,183	232,077
Lease liabilities		1,891	1,519	R$ 1,587	R$ 2,537
Related parties		1,078	9,867
Total		385,838	347,934
Less than 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		61,284	47,133
Other liabilities		775	852
Loans and financing		2,512	4,960
Debentures(i)	[1]	40,740	51,197
Deferred and contingent consideration		277,183	227,077
Lease liabilities		773	742
Related parties		1,078	9,867
Total		384,345	341,828
1 to 3 years [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers
Other liabilities
Loans and financing		375	329
Debentures(i)	[1]
Deferred and contingent consideration			5,000
Lease liabilities		1,118	777
Related parties
Total		R$ 1,493	R$ 6,106

[1]	The Company was not in compliance with the related financial covenants under the debentures on December 31, 2024, and 2023, and the amounts owed under the debentures are classified as current. Refer to Note 15 for details relating to these covenants and waiver obtained by the Company. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows: